Private Placement (Details) - USD ($)				6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 10, 2024	May 23, 2022	Apr. 11, 2022	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Private Placement [Line Items]
Purchased aggregate shares	3,785,992	1,932,500
Ordinary shares, par value (in Dollars per share)			$ 10	$ 0.03		$ 0.03
Gross proceeds (in Dollars)							$ 5,100,000
Warrant shares			1
Business combination closing term					18 months
Over-Allotment Option [Member]
Private Placement [Line Items]
Number of units issued (in Shares)			750,000
Private Placement Shares [Member]
Private Placement [Line Items]
Warrant shares				1		1
Private Placement Warrants Member
Private Placement [Line Items]
Warrant shares				1		1
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Warrant shares				1		1
Exercise price, per share (in Dollars per share)				$ 11.5		$ 11.5
Sponsor [Member] | Private Placement [Member]
Private Placement [Line Items]
Purchased aggregate shares						510,000
Ordinary shares, par value (in Dollars per share)				$ 10		$ 10
Gross proceeds (in Dollars)				$ 5,100,000		$ 5,100,000
Number of units issued (in Shares)				510,000
Sponsor [Member] | Over-Allotment Option [Member]
Private Placement [Line Items]
Purchased aggregate shares						30,000
Number of units issued (in Shares)				30,000